Cover - USD ($)	12 Months Ended
	Dec. 31, 2021	Mar. 21, 2022	Jun. 30, 2021
Cover [Abstract]
Entity Registrant Name	DATA I/O CORPORATION
Entity Central Index Key	0000351998
Document Type	10-K/A
Amendment Flag	true
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Small Business	true
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Document Period End Date	Dec. 31, 2021
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Entity Common Stock Shares Outstanding		8,622,369
Entity Public Float			$ 55,095,093
Document Annual Report	true
Document Transition Report	false
Entity File Number	0-10394
Entity Incorporation State Country Code	WA
Entity Tax Identification Number	91-0864123
Entity Address Address Line 1	6645 185th Ave NE
Entity Address Address Line 2	Suite 100
Entity Address City Or Town	Redmond
Entity Address State Or Province	WA
Entity Address Postal Zip Code	98052
City Area Code	425
Icfr Auditor Attestation Flag	false
Auditor Location	Bellevue, Washington
Auditor Firm Id	248
Local Phone Number	881-6444
Security 12b Title	Common Stock
Trading Symbol	DAIO
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Auditor Name	GRANT THORNTON LLP
Amendment Description	This Form 10-K/A (Amendment No. 1) is to correct the inadvertent omission of the conformed signature marking for the Auditor’s Opinion on the Financial Statements. There are no other changes to the previously filed 10K.